Investments - Information About Credit Quality and Vintage Year of Commercial Mortgage Loans (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 1,315	$ 1,887
Year two	1,927	1,447
Year three	1,260	1,671
Year four	1,554	1,691
Year five	1,511	1,420
Prior	3,978	3,362
Revolving Loans	4	4
Total	$ 11,549	$ 11,482
% of Total	100.00%	100.00%
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 896	$ 1,615
Year two	1,608	1,381
Year three	1,203	1,631
Year four	1,511	1,656
Year five	1,490	1,390
Prior	3,529	2,866
Revolving Loans	4	4
Total	$ 10,241	$ 10,543
% of Total	100.00%	100.00%
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 419	$ 272
Year two	319	66
Year three	57	40
Year four	43	35
Year five	21	30
Prior	449	496
Revolving Loans	0	0
Total	$ 1,308	$ 939
% of Total	100.00%	100.00%
Residential mortgage loans | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 413	$ 268
Year two	308	22
Year three	49	18
Year four	37	16
Year five	14	7
Prior	409	396
Revolving Loans	0	0
Total	$ 1,230	$ 727
% of Total	94.00%	77.00%
Residential mortgage loans | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 6	$ 4
Year two	11	44
Year three	8	22
Year four	6	19
Year five	7	23
Prior	40	100
Revolving Loans	0	0
Total	$ 78	$ 212
% of Total	6.00%	23.00%
Greater than 1.20x | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 694	$ 796
Year two	1,092	974
Year three	955	1,532
Year four	1,387	1,293
Year five	1,324	1,257
Prior	3,211	2,609
Revolving Loans	4	4
Total	$ 8,667	$ 8,465
% of Total	85.00%	80.00%
1.00x - 1.20x | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 202	$ 651
Year two	372	329
Year three	106	81
Year four	83	90
Year five	34	11
Prior	172	68
Revolving Loans	0	0
Total	$ 969	$ 1,230
% of Total	9.00%	12.00%
Less than 1.00x | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 0	$ 168
Year two	144	78
Year three	142	18
Year four	41	273
Year five	132	122
Prior	146	189
Revolving Loans	0	0
Total	$ 605	$ 848
% of Total	6.00%	8.00%
Less than 70% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 771	$ 1,270
Year two	1,266	1,346
Year three	1,171	1,592
Year four	1,473	1,599
Year five	1,480	1,305
Prior	3,421	2,703
Revolving Loans	4	4
Total	$ 9,586	$ 9,819
% of Total	94.00%	93.00%
70% - 80% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 125	$ 345
Year two	190	35
Year three	32	0
Year four	13	52
Year five	5	85
Prior	59	153
Revolving Loans	0	0
Total	$ 424	$ 670
% of Total	4.00%	6.00%
80% - 100% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 0	$ 0
Year two	152	0
Year three	0	39
Year four	0	5
Year five	5	0
Prior	40	0
Revolving Loans	0	0
Total	$ 197	$ 44
% of Total	2.00%	0.00%
Greater than 100% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 0	$ 0
Year two	0	0
Year three	0	0
Year four	25	0
Year five	0	0
Prior	9	10
Revolving Loans	0	0
Total	$ 34	$ 10
% of Total	0.00%	0.00%